Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES
Loss for the period	$ (3,637,544)	$ (6,581,561)
Items not affecting cash:
Amortization (Note 7)	113,391	140,364
Amortization of intangible assets (Note 10)	1,371,951	1,267,679
Finance expense		44,097
Loss on sale of equipment	51,771
Accrued interest	2,582	12,820
Effect of foreign exchange	56,500	(272,633)
Change in fair value of warrant liability		(361,049)
Share-based compensation	(1,156,217)	884,322
Changes in non-cash working capital items:
Receivables	39,363	85,657
Prepaids and other assets	(67,338)	(189,596)
Deferred revenue	(58,720)	(109,851)
Accounts payable and accrued liabilities	(229,742)	(326,737)
Cash used in operating activities	(3,514,003)	(5,406,488)
FINANCING ACTIVITIES
Repayment of notes payable – related party	(664,697)	(64,854)
Proceeds from warrant exercises	4,446,200
Proceeds from share issuances	2,250,000	7,876,960
Payments for lease liabilities	(131,142)	(128,608)
Payments of share issuance costs	(361,706)	(725,907)
Cash provided by financing activities	5,538,655	6,957,591
INVESTING ACTIVITIES
Purchase of equipment		(17,849)
Proceeds from sale of equipment	4,899
Development of intangible assets	(14,569)	(1,318,712)
Cash used in investing activities	(9,670)	(1,336,561)
Change in cash during the period	2,014,981	214,542
Cash - Beginning of period	1,178,846	1,678,156
Cash - End of period	$ 3,193,827	$ 1,892,698